Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Current Asset [Abstract]
Other Current Assets
5. Other Current Assets
The other current assets are comprised of the following items:

	March 31,	December 31,
	2022	2021
Advances to employees	$115,956	$17,063
Other current assets	13,262	4,077

Total	$129,218	$21,140

5.	Other Current Assets
The other current assets are comprised of the following items:

	As of December 31,
	2021	2020
Advances to employees	$17,063	$1,867
Director & Officers insurance (i)	2,582	2,243
Other current assets	1,495	—

Total	$21,140	$4,110

(i)	Refers to insurance for two officers allocated to the UAM Business.